Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of allocation of share-based compensation

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	30,499	12,591	22,692
Selling, general and administrative	59,913	50,812	448,559
Research and development	120,796	72,246	605,333
Total	211,208	135,649	1,076,584

Summary of activities of RSUs

		Weighted average
	Number of	grant date
	restricted share	fair value
	units	per share
		RMB
Unvested at January 1, 2022	52,964,800	11.4
Granted	37,957,156	19.1
Vested	—	—
Forfeited	4,894,880	11.4
Unvested at January 1, 2023	86,027,076	14.8
Granted	17,955,300	32.2
Vested	—	—
Forfeited	10,970,645	16.3
Unvested at January 1, 2024	93,011,731	17.9
Granted	31,771,808	14.9
Vested	45,555,414	15.1
Forfeited	14,594,231	18.3
Unvested at December 31, 2024	64,633,894	18.2
Expected to vest at December 31, 2024	46,955,547	18.3

Schedule of assumptions used to estimate the fair value of the share options granted

	Year ended	Year ended
	December 31, 2021	December 31, 2023
Grant date fair value of the underlying share (HKD per share)	31.2	9.34
Exercise price (HKD per share)	32.7	9.56
Expected term	7 years	8 years
Expected volatility	48.66%	46.20%
Expected dividend yield	2%	1.49%
Risk free rate	0.55%	3.74%
Exercise multiple	2.8	1.5
Expected forfeit rate	8.3%	7.0%

Summary of activities of the service-based options

			Weighted	Weighted
		Weighted	average	average
	Number of	average exercise	remaining	grant date	Aggregate
	options	price	contractual term	fair value	intrinsic value
		RMB	Years	RMB	RMB
Outstanding at January 1, 2022	56,420,000	27.3	6.0	10.0	—
Granted	—	—
Transferred	5,330,000	27.3		10.0
Exercised	—	—
Forfeited	8,320,000	27.3		10.0
Outstanding at January 1, 2023	53,430,000	27.3	5.0	10.0	—
Granted	9,300,000	8.7		3.9
Transferred	1,495,000	26.1		9.6
Exercised	—	—
Forfeited	2,150,000	27.3		10.0
Outstanding at January 1, 2024	62,075,000	24.5	4.6	9.1	—
Granted	—	—
Transferred	1,570,000	10.5		4.5
Exercised	117,750	8.7		3.9
Forfeited	1,610,000	19.2		7.3
Outstanding at December 31, 2024	61,917,250	24.3	3.6	9.0	51,221,400

Expected to vest at December 31, 2024	57,621,519	24.3	3.6	8.9	47,609,041
Exercisable at December 31, 2024	22,217,500	26.1	3.2	9.6	7,159,939

Summary of activities of the performance-based RSUs

	Number of	Weighted average
	restricted share	grant date
	units	fair value per share
		RMB
Unvested at January 1, 2022	8,395,805	22.3
Granted	—	—
Transferred	2,224,000	22.3
Vested	2,411,489	22.3
Forfeited	720,316	22.3
Unvested at January 1, 2023	7,488,000	22.3
Granted	—	—
Transferred	178,000	22.3
Vested	503,000	22.3
Forfeited	2,309,000	22.3
Unvested at January 1, 2024	4,854,000	22.3
Granted	—	—
Transferred	221,250	22.3
Vested	477,450	22.3
Forfeited	2,152,800	22.3
Unvested at December 31, 2024	2,445,000	22.3
Expected to vest at December 31, 2024	443,378	22.3